Loans, Impaired Financing Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	$ 36,743,773	$ 36,331,851
Unpaid Contractual Principal Balance With An Allowance Recorded	16,526,228	28,033,959
Unpaid Contractual Principal Balance, Total	53,270,001	64,365,810
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	31,289,198	29,819,561
Impaired Balance With An Allowance Recorded	13,975,141	26,278,257
Impaired Balance, Total	45,264,339	56,097,818
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	2,299,450	4,272,107
Related Allowance, Total	2,299,450	4,272,107
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	24,208,769	42,462,532
Average Recorded Investment With An Allowance Recorded	22,112,224	22,227,429
Average Recorded Investment, Total	46,320,993	64,689,961
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	797,609	628,482
Interest Income Recognized With An Allowance Recorded	242,599	619,905
Interest Income Recognized, Total	1,040,208	1,248,387
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	801,632	693,349
Interest Income Collected With An Allowance Recorded	240,587	571,300
Interest Income Collected, Total	1,042,219	1,264,649
Commercial [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	305,272	1,508,236
Unpaid Contractual Principal Balance With An Allowance Recorded	1,452,798	1,493,432
Unpaid Contractual Principal Balance, Total	1,758,070	3,001,668
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	305,272	1,041,938
Impaired Balance With An Allowance Recorded	1,452,798	1,493,432
Impaired Balance, Total	1,758,070	2,535,370
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	433,714	462,555
Related Allowance, Total	433,714	462,555
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	216,057	1,052,916
Average Recorded Investment With An Allowance Recorded	1,689,125	942,673
Average Recorded Investment, Total	1,905,182	1,995,589
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	24,494	27,407
Interest Income Recognized With An Allowance Recorded	14,845	91,888
Interest Income Recognized, Total	39,339	119,295
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	25,193	28,410
Interest Income Collected With An Allowance Recorded	20,748	87,611
Interest Income Collected, Total	45,941	116,021
Agricultural [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	0	39,213
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	0	39,213
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	0	39,213
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	0	39,213
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	9,803	58,056
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	9,803	58,056
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	0	0
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	0	0
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	0	0
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	0	0
Commercial Construction [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	7,856,411	10,624,917
Unpaid Contractual Principal Balance With An Allowance Recorded	5,922,674	8,266,649
Unpaid Contractual Principal Balance, Total	13,779,085	18,891,566
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	4,750,157	6,414,986
Impaired Balance With An Allowance Recorded	3,471,587	7,617,594
Impaired Balance, Total	8,221,744	14,032,580
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	830,546	1,732,534
Related Allowance, Total	830,546	1,732,534
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	4,105,370	9,194,360
Average Recorded Investment With An Allowance Recorded	5,025,176	10,533,468
Average Recorded Investment, Total	9,130,546	19,727,828
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	34,908	27,377
Interest Income Recognized With An Allowance Recorded	(159)	0
Interest Income Recognized, Total	34,749	27,377
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	41,164	51,820
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	41,164	51,820
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	20,120,403	16,565,971
Unpaid Contractual Principal Balance With An Allowance Recorded	5,874,473	12,758,884
Unpaid Contractual Principal Balance, Total	25,994,876	29,324,855
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	19,252,946	15,505,907
Impaired Balance With An Allowance Recorded	5,874,473	12,745,422
Impaired Balance, Total	25,127,419	28,251,329
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	423,685	1,236,526
Related Allowance, Total	423,685	1,236,526
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	13,198,988	26,482,274
Average Recorded Investment With An Allowance Recorded	11,072,314	6,398,364
Average Recorded Investment, Total	24,271,302	32,880,638
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	493,940	430,339
Interest Income Recognized With An Allowance Recorded	157,536	383,356
Interest Income Recognized, Total	651,476	813,695
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	503,392	420,549
Interest Income Collected With An Allowance Recorded	148,495	366,423
Interest Income Collected, Total	651,887	786,972
Residential Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	7,836,718	4,450,128
Unpaid Contractual Principal Balance With An Allowance Recorded	1,949,301	5,514,994
Unpaid Contractual Principal Balance, Total	9,786,019	9,965,122
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	6,361,592	4,131,707
Impaired Balance With An Allowance Recorded	1,849,301	4,421,809
Impaired Balance, Total	8,210,893	8,553,516
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	526,005	840,492
Related Allowance, Total	526,005	840,492
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	4,564,666	3,096,151
Average Recorded Investment With An Allowance Recorded	3,661,706	4,288,062
Average Recorded Investment, Total	8,226,372	7,384,213
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	224,439	89,139
Interest Income Recognized With An Allowance Recorded	25,739	144,661
Interest Income Recognized, Total	250,178	233,800
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	209,330	123,101
Interest Income Collected With An Allowance Recorded	24,414	117,266
Interest Income Collected, Total	233,744	240,367
Farmland [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	302,629	2,828,539
Unpaid Contractual Principal Balance With An Allowance Recorded	1,326,982	0
Unpaid Contractual Principal Balance, Total	1,629,611	2,828,539
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	302,629	2,413,103
Impaired Balance With An Allowance Recorded	1,326,982	0
Impaired Balance, Total	1,629,611	2,413,103
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	85,500	0
Related Allowance, Total	85,500	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	1,858,654	2,326,180
Average Recorded Investment With An Allowance Recorded	663,903	64,862
Average Recorded Investment, Total	2,522,557	2,391,042
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	803	42,588
Interest Income Recognized With An Allowance Recorded	44,638	0
Interest Income Recognized, Total	45,441	42,588
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	869	55,258
Interest Income Collected With An Allowance Recorded	46,930	0
Interest Income Collected, Total	47,799	55,258
Consumer [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	313,194	297,356
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	313,194	297,356
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	307,456	255,216
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	307,456	255,216
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	252,944	228,181
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	252,944	228,181
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	18,469	10,441
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	18,469	10,441
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	21,109	12,920
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	21,109	12,920
Other [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	9,146	17,491
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	9,146	17,491
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	9,146	17,491
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	9,146	17,491
Related Allowance [Abstract]
Related Allowance With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	2,287	24,414
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	2,287	24,414
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	556	1,191
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	556	1,191
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	575	1,291
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	$ 575	$ 1,291